Intangible assets (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost	R$ 66,384,034	R$ 65,239,037
Accumulated amortization	(21,924,912)	(21,226,179)
Net	44,459,122	44,012,858
Agreements Equity Values [Member]
IfrsStatementLineItems [Line Items]
Cost	754,555	747,925
Accumulated amortization	(247,159)	(241,808)
Net	507,396	506,117
Agreements Economic Value [Member]
IfrsStatementLineItems [Line Items]
Cost	1,687,440	1,686,384
Accumulated amortization	(1,085,649)	(1,048,624)
Net	601,791	637,760
Agreements Concessio New Contracts [Member]
IfrsStatementLineItems [Line Items]
Cost	148,000	148,000
Accumulated amortization	(1,644)	(411)
Net	146,356	147,589
Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Cost	30,924,633	30,267,977
Accumulated amortization	(9,874,351)	(9,583,480)
Net	21,050,282	20,684,497
Program Contract Commitments [Member]
IfrsStatementLineItems [Line Items]
Cost	1,709,757	1,709,757
Accumulated amortization	(510,973)	(497,731)
Net	1,198,784	1,212,026
Service Contracts Sao Paulo[Member]
IfrsStatementLineItems [Line Items]
Cost	29,557,680	29,161,286
Accumulated amortization	(9,318,616)	(8,967,701)
Net	20,239,064	20,193,585
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Cost	1,310,942	1,300,504
Accumulated amortization	(822,184)	(787,280)
Net	488,758	513,224
Right Of Uses [Member]
IfrsStatementLineItems [Line Items]
Cost	291,027	217,204
Accumulated amortization	(64,336)	(99,144)
Net	R$ 226,691	R$ 118,060